Transactions and Balances with Related Parties (Details) - Schedule of transactions with related parties - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Benefits to related parties:
Payroll and related expenses to related parties employed by the Company* (2020: 3 2019: 2 recipients; 2018 : recipients)	[1]	$ 629	$ 389	$ 621
Compensation to directors (2020:10 recipients 2019:5 recipients, 018:8 recipients)	[2]	1,115	326	131
Directors’ and Officers’ insurance		405	158	91
Consultant services		$ 208	$ 404

[1]	Includes granted options benefit aggregated to USD 189 thousand, USD 61 thousand and USD 24 thousand for the years ended December 31, 2020, 2019 and 2018, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 11c. Also in 2020 including provision for bonus of approximately USD 34 thousand
[2]	Includes granted options benefit aggregated to USD 734 thousand, USD 126 thousand and USD 47 thousand for the years ended December 31, 2020, 2019 and 2018, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 11c.